World Omni Auto Receivables Trust 2013-A		Exhibit 99.1
Monthly Servicer Certificate
January 31, 2014

Dates Covered
Collections Period	01/01/14 - 01/31/14
Interest Accrual Period	01/15/14 - 02/17/14
30/360 Days	30
Actual/360 Days	34
Distribution Date	02/18/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/13	684,573,332.64	42,491
Yield Supplement Overcollateralization Amount at 12/31/13	10,540,337.39	0
Receivables Balance at 12/31/13	695,113,670.03	42,491
Principal Payments	27,776,110.46	1,316
Defaulted Receivables	1,397,002.25	66
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/14	9,952,533.13	0
Pool Balance at 01/31/14	655,988,024.19	41,109

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,556,049.13	54,027

Delinquent Receivables:
Past Due 31-60 days	8,984,883.36	753
Past Due 61-90 days	2,099,540.23	159
Past Due 91 + days	470,666.50	30
Total	11,555,090.09	942

Total 31+ Delinquent as % Ending Pool Balance	1.76%

Recoveries	784,233.50

Aggregate Net Losses/(Gains) - January 2014	612,768.75

Overcollateralization Target Amount	29,519,461.09
Actual Overcollateralization	29,519,461.09

Weighted Average APR	3.74%
Weighted Average APR, Yield Adjusted	4.58%
Weighted Average Remaining Term	51.40

Flow of Funds	$ Amount

Collections	30,689,910.87
Advances	512.11
Investment Earnings on Cash Accounts	756.98
Servicing Fee	(579,261.39)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	30,111,918.57

Distributions of Available Funds
(1) Class A Interest	309,532.91
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	17,851.18
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	27,298,969.57
(7) Distribution to Certificateholders	2,485,564.91
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	30,111,918.57

Servicing Fee	579,261.39
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	884,934,000.00
Original Class B	18,957,000.00

Total Class A & B
Note Balance @ 01/15/14	653,767,532.67
Principal Paid	27,298,969.57
Note Balance @ 02/18/14	626,468,563.10

Class A-1
Note Balance @ 01/15/14	0.00
Principal Paid	0.00
Note Balance @ 02/18/14	0.00
Note Factor @ 02/18/14	0.0000000%

Class A-2
Note Balance @ 01/15/14	269,876,532.67
Principal Paid	27,298,969.57
Note Balance @ 02/18/14	242,577,563.10
Note Factor @ 02/18/14	88.2100229%

Class A-3
Note Balance @ 01/15/14	270,000,000.00
Principal Paid	0.00
Note Balance @ 02/18/14	270,000,000.00
Note Factor @ 02/18/14	100.0000000%

Class A-4
Note Balance @ 01/15/14	94,934,000.00
Principal Paid	0.00
Note Balance @ 02/18/14	94,934,000.00
Note Factor @ 02/18/14	100.0000000%

Class B
Note Balance @ 01/15/14	18,957,000.00
Principal Paid	0.00
Note Balance @ 02/18/14	18,957,000.00
Note Factor @ 02/18/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	327,384.09
Total Principal Paid	27,298,969.57
Total Paid	27,626,353.66

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	96,705.76
Principal Paid	27,298,969.57
Total Paid to A-2 Holders	27,395,675.33

Class A-3
Coupon	0.64000%
Interest Paid	144,000.00
Principal Paid	0.00
Total Paid to A-3 Holders	144,000.00

Class A-4
Coupon	0.87000%
Interest Paid	68,827.15
Principal Paid	0.00
Total Paid to A-4 Holders	68,827.15

Class B
Coupon	1.13000%
Interest Paid	17,851.18
Principal Paid	0.00
Total Paid to B Holders	17,851.18

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3621942
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	30.2016168
Total Distribution Amount	30.5638110

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.3516573
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	99.2689803
Total A-2 Distribution Amount	99.6206376

A-3 Interest Distribution Amount	0.5333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.5333333

A-4 Interest Distribution Amount	0.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.7250000

B Interest Distribution Amount	0.9416669
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.9416669

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 12/31/13	107,644.31
Balance as of 01/31/14	108,156.42
Change	512.11

Reserve Account
Balance as of 01/15/14	2,311,742.39
Investment Earnings	58.90
Investment Earnings Paid	(58.90)
Deposit/(Withdrawal)	—
Balance as of 02/18/14	2,311,742.39
Change	—

Required Reserve Amount	2,311,742.39